SHAREHOLDERS' EQUITY - Preferred Shares - GH Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Dividends recorded	$ 4,000,142
GH Group | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	45,000,000
Preferred shares issued	0	18,515,491
Preferred shares outstanding	0	18,515,491
Cumulative dividend rate	15.00%
Percentage of increase in dividend rate	5.00%
GH Group | Series B Preferred Stock
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	55,000
Preferred shares issued	49,969	0
Preferred shares outstanding	49,969	0
Cumulative dividend rate	20.00%
Percentage of increase in dividend rate	2.50%
GH Group | Series C Preferred Stock
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	5,000
Preferred shares issued	4,700	0
Preferred shares outstanding	4,700	0
Cumulative dividend rate	20.00%
Percentage of increase in dividend rate	2.50%
GH Group | Preferred Shares
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	50,000,000
Maximum period for increase in the dividend rate	54 months
Dividends recorded	$ 5,835,131	$ 1,797,423